Goodwill	12 Months Ended
Mar. 31, 2020
Goodwill
Goodwill
17.	Goodwill

Changes in the carrying amount of goodwill by segment for the years ended March 31, 2019 and 2020 were as follows:

			Digital media	Innovation
	Core	Cloud	and	initiatives and
	commerce	computing	entertainment	others	Total

	(in millions of RMB)
Balance as of April 1, 2018	116,798	368	40,307	4,676	162,149
Additions (i)	80,760	1,118	20,165	575	102,618
Foreign currency translation adjustments	157	(25)	36	—	168
Balance as of March 31, 2019	197,715	1,461	60,508	5,251	264,935
Additions (i)	12,695	1,111	—	815	14,621
Deconsolidation of subsidiaries	(299)	(85)	—	—	(384)
Measurement period adjustments (ii)	(532)	—	(1,292)	—	(1,824)
Impairment	—	—	(576)	—	(576)
Foreign currency translation adjustments	(46)	23	33	—	10
Balance as of March 31, 2020	209,533	2,510	58,673	6,066	276,782

(i)	During the year ended March 31, 2019, additions under the core commerce segment and the digital media and entertainment segment were primarily related to the acquisitions of Koubei and Ele.me (Note 4(d)) and the acquisition of Alibaba Pictures (Note 4(c)), respectively.

During the year ended March 31, 2020, additions under the core commerce segment included the acquisition of Kaola (Note 4(b)).

(ii)	During the year ended March 31, 2020, measurement period adjustments under the digital media and entertainment segment were primarily related to the adjustments to the fair value of intangible assets and certain other net assets acquired from the acquisition of Alibaba Pictures (Note 4(c)).

Gross goodwill balances were RMB268,879 million and RMB281,302 million as of March 31, 2019 and 2020, respectively. Accumulated impairment losses were RMB3,944 million and RMB4,520 million as of March 31, 2019 and 2020, respectively.

In the annual goodwill impairment assessment, the Company concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of RMB494 million, nil and RMB576 million during the years ended March 31, 2018, 2019 and 2020, respectively. The impairment losses were resulted from a revision of long-term financial outlook and the change in business model of those reporting units. The impairment loss was determined by comparing the carrying amounts of goodwill associated with the reporting units with their respective implied fair values of the goodwill. The goodwill impairment is presented as an unallocated item in the segment information (Note 26) because the CODM of the Company does not consider this as part of the segment operating performance measure.